Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

Income tax expense is as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Current income tax:
Current Taxes	57,400	35,093	28,604
Prior Years Taxes	215	(6,544)	918
Deferred tax:
Deferred Taxes	(12,990)	2,855	(11,840)
Income tax expense reported in the statement of profit or loss	44,625	31,404	17,682

Summary of Deferred Tax Charged to OCI

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	(236)	26	15
Change in the fair value of hedging instruments	(2,043)	(653)	173
Deferred tax charged to OCI	(2,279)	(627)	188

Schedule of Reconciliation of Effective Tax Rate

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Accounting profit before income tax	187,641	165,673	96,279
Statutory income tax rate of 27.9%	52,202	46,223	26,862
Prior years taxes	215	(6,544)	918
DTA recognized on tax losses carry-forward	750	(1,947)	(41)
Taxes effect on unremitted earnings	1,488	400	1,248
Step up	—	—	(7,926)
Change notional rate	—	—	361
Tax grants/not taxable items	(8,477)	(1,157)	(2,146)
Tax exemption on gain from the sale of an associate	—	(3,378)	—
Different foreign tax rate effect	(1,553)	(2,193)	(1,594)
At the effective income tax rate of 23.78% (18.96% in 2021, 18.40% in 2020)	44,625	31,404	17,682
Income tax expense reported in the statement of profit or loss	44,625	31,404	17,682

Summary of Timing of Tax Losses Carryforwards

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
2022	—	16
2023	336	320
2024	369	351
2025	331	315
2026	334	318
2027	3,860	274
2028	404	—
2029	129	—
Unlimited	2,215	2,206
Total unrecognized tax losses	7,978	3,800

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2022 and 2021 is as follows:

	Consolidated statement of financial position
	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Other intangible assets	(4,179)	(3,167)
Tangible assets	19,746	12,178
Work in progress	(12,329)	(5,156)
Revaluations of investment properties to fair value	6,807	8,009
Expected credit losses of debt financial assets	1,217	1,429
Derivatives	(1,640)	403
Leases	331	251
Long term incentives	51	816
Cash settled awards	—	325
Provisions	6,631	2,351
Accruals and other provisions	164	62
Tax losses carry forward	26,941	14,888
Dividends	(2,260)	(1,300)
Start up costs IPO SG spa	4,026	5,369
Share-based compensation plans	325	—
Other effects	2,427	314
Deferred tax assets, net	48,258	36,772
Reflected in the statement of financial position as follows:
Deferred tax assets	69,210	55,877
Deferred tax liabilities	(20,952)	(19,105)
Deferred tax assets, net	48,258	36,772

Schedule of Reconciliation of Net Deferred Tax Assets

The reconciliation of net deferred tax assets is as follows:

	2022	2021
	(EUR thousand)
As of January 1	36,772	33,929
Tax expense during the period recognized in profit or loss	12,990	(2,855)
Tax income/(expense) during the period recognized in OCI	(2,279)	(627)
DTA on IPO transaction costs on capital increase	—	6,711
Other effect	775	(386)
As at December 31	48,258	36,772